Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income attributable to Yalla Group Limited's shareholders	$ 117,342,777	$ 79,756,797	$ 82,600,678
Numerator for diluted earnings per share	$ 117,342,777	$ 79,756,797	$ 82,600,678
Denominator:
Denominator for basic earnings per share calculation	159,264,843	153,526,679	148,739,986
Dilutive effect of outstanding share options	22,535,397	23,112,879	31,159,480
Denominator for diluted earnings per share calculation	181,800,240	176,639,558	179,899,466
Earnings (loss) per ordinary share
Basic	$ 0.74	$ 0.52	$ 0.56
Diluted	$ 0.65	$ 0.45	$ 0.46